SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Denominator:
Basic weighted average shares outstanding	900	900	900	900		900		900	900
Diluted weighted average shares outstanding	900	900	900	900		900		900	900
Net Income per Share - Basic	$ (17.24)	$ 26.50	$ (25.58)	$ 32.81		$ 31.80		$ 37.98	$ 5.96
Net Income per Share - Diluted	$ (17.24)	$ 26.50	$ (25.58)	$ 32.81		$ 31.80		$ 37.98	$ 5.96
ADARA ACQUISITION CORP | Common Class A [Member]
Numerator:
Allocation of net income, as adjusted (Basic)					$ 2,354,830		$ 2,539,677
Allocation of net income, as adjusted (Diluted)					$ 2,354,830		$ 2,539,677
Denominator:
Basic weighted average shares outstanding					11,500,000		10,208,219
Diluted weighted average shares outstanding					11,500,000		10,208,219
Net Income per Share - Basic					$ 0.20		$ 0.25
Net Income per Share - Diluted					$ 0.20		$ 0.25
ADARA ACQUISITION CORP | Class B common Stock
Numerator:
Allocation of net income, as adjusted (Basic)					$ 588,708		$ 704,529
Allocation of net income, as adjusted (Diluted)					$ 588,708		$ 704,529
Denominator:
Basic weighted average shares outstanding					2,875,000		2,831,849
Diluted weighted average shares outstanding					2,875,000		2,875,000
Net Income per Share - Basic					$ 0.20		$ 0.25
Net Income per Share - Diluted					$ 0.20		$ 0.25